Eaton Vance

Income Fund of Boston

July 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 87.2%

Security	Principal Amount* (000’s omitted)		Value
Aerospace — 2.4%
Boeing Co. (The), 5.93%, 5/1/60		4,247	$5,116,294
Bombardier, Inc., 6.00%, 10/15/22(1)		16,726	15,596,995
Bombardier, Inc., 6.125%, 1/15/23(1)		11,564	9,956,604
Bombardier, Inc., 7.875%, 4/15/27(1)		4,305	3,440,255
F-Brasile SpA/F-Brasile US, LLC, 7.375%, 8/15/26(1)		1,929	1,558,246
Howmet Aerospace, Inc., 6.875%, 5/1/25		13,980	15,889,981
Moog, Inc., 4.25%, 12/15/27(1)		7,223	7,393,029
Science Applications International Corp., 4.875%, 4/1/28(1)		5,020	5,267,084
Spirit AeroSystems, Inc., 7.50%, 4/15/25(1)		14,026	13,812,524
TransDigm UK Holdings PLC, 6.875%, 5/15/26		5,020	5,037,871
TransDigm, Inc., 5.50%, 11/15/27		15,419	14,658,843
TransDigm, Inc., 6.25%, 3/15/26(1)		16,947	17,900,354
TransDigm, Inc., 6.50%, 7/15/24		10,766	10,820,261
TransDigm, Inc., 6.50%, 5/15/25		7,070	6,947,017
TransDigm, Inc., 7.50%, 3/15/27		7,253	7,410,318

			$140,805,676

Air Transportation — 0.5%
Delta Air Lines, Inc., 7.375%, 1/15/26		6,053	$6,006,029
Mileage Plus Holdings, LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27(1)		21,441	22,245,038

			$28,251,067

Automotive & Auto Parts — 3.9%
Clarios Global, L.P., 6.75%, 5/15/25(1)		4,047	$4,356,879
Clarios Global, L.P./Clarios US Finance Co., 4.375%, 5/15/26(2)	EUR	23,368	27,653,412
Clarios Global, L.P./Clarios US Finance Co., 6.25%, 5/15/26(1)		8,013	8,589,896
Clarios Global, L.P./Clarios US Finance Co., 8.50%, 5/15/27(1)		24,419	25,704,660
Ford Motor Co., 7.45%, 7/16/31		11,225	13,326,039
Ford Motor Co., 8.50%, 4/21/23		19,419	21,589,365
Ford Motor Co., 9.00%, 4/22/25		23,301	27,483,763
Ford Motor Co., 9.625%, 4/22/30		9,753	12,955,836
Ford Motor Credit Co., LLC, 1.576%, (3 mo. USD LIBOR + 1.27%), 3/28/22(3)		1,590	1,526,749
Ford Motor Credit Co., LLC, 1.627%, (3 mo. USD LIBOR + 1.24%), 2/15/23(3)		2,470	2,298,123
Ford Motor Credit Co., LLC, 2.979%, 8/3/22		408	410,464
Ford Motor Credit Co., LLC, 3.087%, 1/9/23		3,749	3,740,790
Ford Motor Credit Co., LLC, 3.20%, 1/15/21		880	882,200
Ford Motor Credit Co., LLC, 3.336%, 3/18/21		9,695	9,731,356
Ford Motor Credit Co., LLC, 3.339%, 3/28/22		3,932	3,971,320
Ford Motor Credit Co., LLC, 3.813%, 10/12/21		3,958	4,008,425
Ford Motor Credit Co., LLC, 3.815%, 11/2/27		4,522	4,451,344
Ford Motor Credit Co., LLC, 4.25%, 9/20/22		3,814	3,896,535
Ford Motor Credit Co., LLC, 4.375%, 8/6/23		2,493	2,585,964

Security	Principal Amount* (000’s omitted)		Value
Ford Motor Credit Co., LLC, 5.125%, 6/16/25		8,293	$8,853,441
Ford Motor Credit Co., LLC, 5.584%, 3/18/24		1,976	2,102,168
Ford Motor Credit Co., LLC, 5.596%, 1/7/22		8,549	8,898,868
Ford Motor Credit Co., LLC, 5.875%, 8/2/21		3,569	3,669,378
Navistar International Corp., 6.625%, 11/1/25(1)		11,495	11,812,320
Navistar International Corp., 9.50%, 5/1/25(1)		7,923	9,066,883
Winnebago Industries, Inc., 6.25%, 7/15/28(1)		5,907	6,257,728

			$229,823,906

Banking & Thrifts — 0.7%
CIT Bank N.A., 2.969% to 9/27/24, 9/27/25(4)		5,000	$4,750,725
CIT Group, Inc., 4.125%, 3/9/21		6,872	6,913,404
CIT Group, Inc., 6.125%, 3/9/28		4,300	4,874,308
JPMorgan Chase & Co., 4.60% to 2/1/25(4)(5)		12,584	12,192,008
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(4)(5)		9,210	10,210,919

			$38,941,364

Broadcasting — 2.9%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)		19,767	$15,269,711
iHeartCommunications, Inc., 6.375%, 5/1/26		670	706,835
iHeartCommunications, Inc., 8.375%, 5/1/27		10,370	10,310,851
Netflix, Inc., 3.625%, 6/15/30(2)	EUR	5,000	6,441,417
Netflix, Inc., 4.875%, 6/15/30(1)		9,681	11,401,314
Netflix, Inc., 5.375%, 11/15/29(1)		5,536	6,712,400
Netflix, Inc., 5.50%, 2/15/22		8,685	9,200,672
Netflix, Inc., 5.875%, 2/15/25		5,730	6,604,427
Netflix, Inc., 5.875%, 11/15/28		12,610	15,595,859
Nexstar Broadcasting, Inc., 5.625%, 7/15/27(1)		9,776	10,478,552
Scripps Escrow, Inc., 5.875%, 7/15/27(1)		7,671	7,718,944
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)		7,891	7,901,968
Sirius XM Radio, Inc., 4.125%, 7/1/30(1)		19,958	21,086,625
Sirius XM Radio, Inc., 4.625%, 7/15/24(1)		11,738	12,374,786
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)		11,487	12,259,903
TEGNA, Inc., 4.625%, 3/15/28(1)		4,545	4,505,231
TEGNA, Inc., 5.00%, 9/15/29(1)		7,398	7,465,026

			$166,034,521

Building Materials — 1.8%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)		3,841	$4,037,448
Builders FirstSource, Inc., 6.75%, 6/1/27(1)		11,707	12,912,060
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(1)		4,406	4,719,927
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)		15,829	15,568,059
Masonite International Corp., 5.375%, 2/1/28(1)		4,664	4,975,042
Standard Industries, Inc., 4.375%, 7/15/30(1)		10,136	10,962,439
Standard Industries, Inc., 4.75%, 1/15/28(1)		5,000	5,358,275
Standard Industries, Inc., 5.00%, 2/15/27(1)		3,894	4,169,715
Standard Industries, Inc., 6.00%, 10/15/25(1)		22,139	23,125,846
Summit Materials, LLC/Summit Materials Finance Corp., 5.25%, 1/15/29(1)(6)		2,080	2,165,800
WESCO Distribution, Inc., 7.125%, 6/15/25(1)		8,903	9,781,860
WESCO Distribution, Inc., 7.25%, 6/15/28(1)		7,946	8,692,169

			$106,468,640

Security	Principal Amount* (000’s omitted)		Value
Cable & Satellite TV — 5.8%
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.25%, 2/1/31(1)		15,415	$16,104,659
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)		24,399	25,891,121
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.50%, 5/1/32(1)		5,840	6,168,500
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)		23,215	24,738,484
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)		13,405	13,858,826
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(1)		4,414	4,838,362
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)		11,655	12,194,044
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)		2,364	2,448,395
CSC Holdings, LLC, 4.125%, 12/1/30(1)		18,990	20,029,702
CSC Holdings, LLC, 4.625%, 12/1/30(1)		9,340	9,820,870
CSC Holdings, LLC, 5.50%, 5/15/26(1)		14,955	15,702,750
CSC Holdings, LLC, 5.75%, 1/15/30(1)		25,203	27,970,415
CSC Holdings, LLC, 5.875%, 9/15/22		15,715	16,889,303
CSC Holdings, LLC, 6.50%, 2/1/29(1)		3,831	4,393,678
CSC Holdings, LLC, 6.75%, 11/15/21		12,915	13,726,256
CSC Holdings, LLC, 7.50%, 4/1/28(1)		4,369	5,031,712
CSC Holdings, LLC, 10.875%, 10/15/25(1)		17,461	18,737,399
DISH DBS Corp., 5.875%, 7/15/22		9,745	10,290,720
DISH DBS Corp., 5.875%, 11/15/24		1,805	1,884,718
DISH DBS Corp., 6.75%, 6/1/21		2,662	2,754,504
DISH DBS Corp., 7.75%, 7/1/26		5,180	5,847,521
UPC Holding B.V., 5.50%, 1/15/28(1)		3,370	3,428,352
Virgin Media Finance PLC, 5.00%, 7/15/30(1)		8,222	8,601,569
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)		10,359	11,034,355
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(2)	GBP	11,403	15,172,022
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		2,000	2,070,000
VTR Comunicaciones SpA, 5.125%, 1/15/28(1)		5,219	5,564,759
VTR Finance N.V., 6.375%, 7/15/28(1)		4,332	4,632,078
Ziggo B.V., 4.875%, 1/15/30(1)		6,012	6,403,261
Ziggo B.V., 5.50%, 1/15/27(1)		15,701	16,614,092
Ziggo Bond Co., B.V., 6.00%, 1/15/27(1)		3,310	3,518,216

			$336,360,643

Capital Goods — 0.5%
BWX Technologies, Inc., 4.125%, 6/30/28(1)		8,345	$8,710,094
BWX Technologies, Inc., 5.375%, 7/15/26(1)		9,085	9,526,168
Colfax Corp., 6.00%, 2/15/24(1)		3,378	3,564,145
Colfax Corp., 6.375%, 2/15/26(1)		5,532	5,983,217

			$27,783,624

Chemicals — 1.7%
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		18,123	$19,696,076
GCP Applied Technologies, Inc., 5.50%, 4/15/26(1)		2,925	2,993,913
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(1)		19,828	19,799,448
OCI N.V., 5.25%, 11/1/24(1)		4,571	4,610,996
OCI N.V., 6.625%, 4/15/23(1)		11,000	11,465,630
SPCM S.A., 4.875%, 9/15/25(1)		12,913	13,324,731
Valvoline, Inc., 4.25%, 2/15/30(1)		10,951	11,528,665

Security	Principal Amount* (000’s omitted)		Value
W.R. Grace & Co., 4.875%, 6/15/27(1)		11,370	$12,137,077
W.R. Grace & Co., 5.625%, 10/1/24(1)		2,500	2,715,363

			$98,271,899

Consumer Products — 0.9%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)		9,073	$9,834,089
Energizer Holdings, Inc., 6.375%, 7/15/26(1)		6,602	7,053,841
Energizer Holdings, Inc., 7.75%, 1/15/27(1)		4,703	5,231,217
Prestige Brands, Inc., 5.125%, 1/15/28(1)		2,706	2,846,144
Spectrum Brands, Inc., 5.00%, 10/1/29(1)		2,968	3,067,606
Spectrum Brands, Inc., 5.50%, 7/15/30(1)		6,121	6,365,840
Spectrum Brands, Inc., 5.75%, 7/15/25		19,685	20,324,762

			$54,723,499

Containers — 2.1%
ARD Finance S.A., 5.00%, (5.00% cash or 5.75% PIK), 6/30/27(2)(7)	EUR	25,080	$28,949,188
ARD Finance S.A., 6.50%, (6.50% cash or 7.25% PIK), 6/30/27(1)(7)		2,002	2,049,547
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.125%, 8/15/26(1)		5,255	5,460,208
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)		19,072	19,983,069
Berry Global, Inc., 6.00%, 10/15/22		5,065	5,090,325
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		4,555	4,846,247
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		5,205	5,449,843
GPC Merger Sub, Inc., 7.125%, 8/15/28(1)(6)		1,890	1,969,144
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)		7,650	7,776,607
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(1)		11,925	12,163,500
Silgan Holdings, Inc., 2.25%, 6/1/28	EUR	6,781	7,887,837
Silgan Holdings, Inc., 4.125%, 2/1/28		2,000	2,055,000
Trivium Packaging Finance B.V., 5.50%, 8/15/26(1)		5,806	6,214,162
Trivium Packaging Finance B.V., 8.50%, 8/15/27(1)		12,399	13,631,151

			$123,525,828

Diversified Financial Services — 1.7%
AG Issuer, LLC, 6.25%, 3/1/28(1)		8,454	$8,580,810
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		10,395	10,654,875
DAE Funding, LLC, 4.50%, 8/1/22(1)		5,326	5,247,575
DAE Funding, LLC, 5.00%, 8/1/24(1)		10,581	9,827,157
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 5.25%, 5/15/27		12,293	12,700,206
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22		16,027	16,292,487
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 5/15/26		11,803	12,500,675
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.375%, 12/15/25		5,685	5,927,209
MSCI, Inc., 3.625%, 9/1/30(1)		3,903	4,124,378
MSCI, Inc., 3.875%, 2/15/31(1)		11,022	11,986,425
Navient Corp., 7.25%, 1/25/22		1,240	1,304,759

			$99,146,556

Diversified Media — 0.7%
Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(1)		5,383	$5,282,069
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)		3,798	3,822,934
Outfront Media Capital, LLC/Outfront Media Capital Corp., 6.25%, 6/15/25(1)		6,819	6,942,594
Terrier Media Buyer, Inc., 8.875%, 12/15/27(1)		25,935	26,632,003

			$42,679,600

Security	Principal Amount* (000’s omitted)	Value
Energy — 10.4%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25	5,305	$5,745,925
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	1,553	1,674,305
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	19,535	17,125,065
Apache Corp., 3.25%, 4/15/22	2,546	2,566,241
Apache Corp., 3.625%, 2/1/21	783	785,897
Apache Corp., 4.25%, 1/15/30	13,106	12,651,222
Apache Corp., 4.25%, 1/15/44	2,004	1,799,031
Apache Corp., 4.375%, 10/15/28	6,613	6,621,266
Apache Corp., 4.75%, 4/15/43	1,263	1,203,008
Apache Corp., 5.25%, 2/1/42	1,052	1,005,975
Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	5,842	5,915,025
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 7.00%, 11/1/26(1)	13,539	8,713,159
Berry Petroleum Co., LLC, 7.00%, 2/15/26(1)	4,933	3,963,961
Buckeye Partners, L.P., 4.50%, 3/1/28(1)	6,934	6,916,665
Cenovus Energy, Inc., 3.80%, 9/15/23	3,218	3,227,886
Cenovus Energy, Inc., 5.40%, 6/15/47	5,464	4,924,885
Cenovus Energy, Inc., 6.75%, 11/15/39	12,655	13,212,328
Centennial Resource Production, LLC, 5.375%, 1/15/26(1)	4,745	2,140,280
Centennial Resource Production, LLC, 6.875%, 4/1/27(1)	14,801	6,740,449
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24	7,659	8,849,932
Cheniere Energy Partners, L.P., 4.50%, 10/1/29	12,403	13,138,374
Cheniere Energy Partners, L.P., 5.25%, 10/1/25	4,600	4,719,600
Cheniere Energy Partners, L.P., 5.625%, 10/1/26	8,670	9,172,426
Continental Resources, Inc., 4.375%, 1/15/28	10,672	9,973,944
Continental Resources, Inc., 4.90%, 6/1/44	407	351,410
Crestwood Midstream Partners, L.P./Crestwood Midstream Finance Corp., 5.625%, 5/1/27(1)	7,748	7,268,825
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(1)	32,062	31,500,915
CVR Energy, Inc., 5.75%, 2/15/28(1)	9,657	8,670,055
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(1)	7,380	7,438,339
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(1)	6,019	6,190,933
Endeavor Energy Resources, L.P./EER Finance, Inc., 6.625%, 7/15/25(1)	6,165	6,486,751
Energy Transfer Operating, L.P., 5.875%, 1/15/24	7,810	8,611,269
Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(4)(5)	5,295	3,775,309
EnLink Midstream, LLC, 5.375%, 6/1/29	4,795	3,846,046
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 5/15/26(1)(8)	6,244	1,732,710
EQM Midstream Partners, L.P., 6.00%, 7/1/25(1)	6,182	6,564,728
EQM Midstream Partners, L.P., 6.50%, 7/1/27(1)	6,208	6,853,725
EQT Corp., 7.875%, 2/1/25	3,437	3,794,087
EQT Corp., 8.75%, 2/1/30	5,041	5,842,771
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)(8)	12,660	2,703,670
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)(8)	5,106	1,141,931

Security	Principal Amount* (000’s omitted)	Value
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	17,797	$10,233,275
Jagged Peak Energy, LLC, 5.875%, 5/1/26	3,605	3,687,789
Laredo Petroleum, Inc., 9.50%, 1/15/25	3,120	2,258,069
Laredo Petroleum, Inc., 10.125%, 1/15/28	4,701	3,349,463
Matador Resources Co., 5.875%, 9/15/26	15,245	11,641,234
MEG Energy Corp., 7.125%, 2/1/27(1)	7,782	6,945,435
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	14,235	8,342,564
Nabors Industries, Ltd., 7.25%, 1/15/26(1)	4,657	2,952,817
Nabors Industries, Ltd., 7.50%, 1/15/28(1)	5,019	3,204,255
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	35,848	31,478,667
NGPL PipeCo, LLC, 4.375%, 8/15/22(1)	2,440	2,532,324
Nine Energy Service, Inc., 8.75%, 11/1/23(1)	3,556	1,650,215
Occidental Petroleum Corp., 1.842%, (3 mo. USD LIBOR + 1.45%), 8/15/22(3)	1,987	1,863,181
Occidental Petroleum Corp., 2.60%, 8/13/21	1,343	1,335,177
Occidental Petroleum Corp., 2.60%, 4/15/22	2,276	2,221,513
Occidental Petroleum Corp., 2.70%, 8/15/22	2,641	2,554,388
Occidental Petroleum Corp., 2.90%, 8/15/24	811	764,708
Occidental Petroleum Corp., 3.125%, 2/15/22	127	125,527
Occidental Petroleum Corp., 3.45%, 7/15/24	2,046	1,892,550
Occidental Petroleum Corp., 3.50%, 8/15/29	5,213	4,641,499
Occidental Petroleum Corp., 4.20%, 3/15/48	8,139	6,625,553
Occidental Petroleum Corp., 4.40%, 8/15/49	6,626	5,414,800
Occidental Petroleum Corp., 4.625%, 6/15/45	4,425	3,685,140
Occidental Petroleum Corp., 6.20%, 3/15/40	4,187	4,079,708
Occidental Petroleum Corp., 8.50%, 7/15/27	17,429	19,452,507
Occidental Petroleum Corp., 8.875%, 7/15/30	14,937	16,841,467
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(1)	10,260	10,451,298
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(1)	9,390	9,698,086
Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(1)	6,671	7,000,381
PBF Holding Co., LLC/PBF Finance Corp., 6.00%, 2/15/28(1)	10,540	8,504,462
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	9,494	8,562,591
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(4)(5)	18,365	12,850,919
Precision Drilling Corp., 5.25%, 11/15/24	2,656	1,875,521
Precision Drilling Corp., 6.50%, 12/15/21	979	933,347
Precision Drilling Corp., 7.125%, 1/15/26(1)	3,570	2,476,009
Precision Drilling Corp., 7.75%, 12/15/23	1,651	1,244,268
Seven Generations Energy, Ltd., 5.375%, 9/30/25(1)	29,582	27,603,408
Seven Generations Energy, Ltd., 6.875%, 6/30/23(1)	2,765	2,735,207
Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(1)	18,610	7,129,770
SM Energy Co., 5.00%, 1/15/24	447	247,479
SM Energy Co., 5.625%, 6/1/25	1,849	968,220
SM Energy Co., 6.125%, 11/15/22	2,093	1,556,177
SM Energy Co., 6.75%, 9/15/26	1,596	803,682
Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23	7,065	7,205,558

Security	Principal Amount* (000’s omitted)	Value
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(1)	4,406	$3,933,611
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26	6,450	6,867,025
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27	4,107	4,404,758
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.875%, 1/15/29	8,212	9,289,784
Tervita Corp., 7.625%, 12/1/21(1)	18,857	14,950,112
Transocean Guardian, Ltd., 5.875%, 1/15/24(1)	5,698	5,056,884
Transocean Pontus, Ltd., 6.125%, 8/1/25(1)	4,167	3,885,401
Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)	2,104	1,930,420
Transocean, Inc., 7.25%, 11/1/25(1)	7,609	3,766,455
Transocean, Inc., 7.50%, 1/15/26(1)	4,115	2,057,500
Western Midstream Operating, L.P., 4.50%, 3/1/28	1,247	1,256,353
Western Midstream Operating, L.P., 4.75%, 8/15/28	1,251	1,266,337
Western Midstream Operating, L.P., 5.05%, 2/1/30	9,985	10,124,441
WPX Energy, Inc., 5.25%, 10/15/27	2,712	2,679,293

		$608,648,905

Entertainment & Film — 0.3%
AMC Entertainment Holdings, Inc., 10.50%, 4/15/25(1)	10,277	$8,189,484
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	7,668	7,104,901

		$15,294,385

Environmental — 1.4%
Clean Harbors, Inc., 4.875%, 7/15/27(1)	4,075	$4,326,835
Clean Harbors, Inc., 5.125%, 7/15/29(1)	4,445	4,769,196
Covanta Holding Corp., 5.875%, 3/1/24	5,125	5,274,163
Covanta Holding Corp., 5.875%, 7/1/25	7,195	7,473,051
Covanta Holding Corp., 6.00%, 1/1/27	12,553	13,037,044
GFL Environmental, Inc., 4.25%, 6/1/25(1)	11,354	11,829,449
GFL Environmental, Inc., 7.00%, 6/1/26(1)	6,000	6,381,360
GFL Environmental, Inc., 8.50%, 5/1/27(1)	20,923	23,488,474
Waste Pro USA, Inc., 5.50%, 2/15/26(1)	1,911	1,945,216

		$78,524,788

Food & Drug Retail — 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 4.875%, 2/15/30(1)	7,881	$8,543,004
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 5.75%, 3/15/25	9,509	9,876,475
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 5.875%, 2/15/28(1)	7,375	8,087,573
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 7.50%, 3/15/26(1)	4,000	4,509,360
Ingles Markets, Inc., 5.75%, 6/15/23	703	715,735
Murphy Oil USA, Inc., 4.75%, 9/15/29	5,305	5,620,568
Murphy Oil USA, Inc., 5.625%, 5/1/27	10,031	10,668,570

		$48,021,285

Food, Beverage & Tobacco — 2.6%
Central Garden & Pet Co., 5.125%, 2/1/28	7,758	$8,231,704
Central Garden & Pet Co., 6.125%, 11/15/23	7,150	7,381,624
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)	9,939	10,821,086

Security	Principal Amount* (000’s omitted)	Value
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)	11,973	$13,218,192
Kraft Heinz Foods Co., 3.875%, 5/15/27(1)	10,085	10,877,124
Kraft Heinz Foods Co., 4.25%, 3/1/31(1)	12,085	13,365,693
Kraft Heinz Foods Co., 4.375%, 6/1/46	33,091	34,514,619
Kraft Heinz Foods Co., 4.625%, 1/30/29	3,000	3,419,886
Kraft Heinz Foods Co., 5.50%, 6/1/50(1)	10,085	11,872,685
Performance Food Group, Inc., 5.50%, 10/15/27(1)	6,896	7,132,740
Performance Food Group, Inc., 6.875%, 5/1/25(1)	9,425	10,196,672
Post Holdings, Inc., 4.625%, 4/15/30(1)	2,000	2,107,500
Post Holdings, Inc., 5.00%, 8/15/26(1)	5,851	6,141,765
US Foods, Inc., 5.875%, 6/15/24(1)	13,645	13,653,596

		$152,934,886

Gaming — 3.0%
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)	18,909	$17,073,598
Colt Merger Sub, Inc., 6.25%, 7/1/25(1)	22,288	23,365,736
Colt Merger Sub, Inc., 8.125%, 7/1/27(1)	17,984	18,344,669
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)	4,000	3,134,580
Golden Nugget, Inc., 6.75%, 10/15/24(1)	12,712	8,914,290
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	6,735	7,023,965
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	11,505	12,512,896
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27	4,084	4,427,321
MGM Resorts International, 7.75%, 3/15/22	13,100	13,959,688
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(1)	11,985	12,960,279
Studio City Co., Ltd., 7.25%, 11/30/21(1)	6,755	6,883,784
VICI Properties, L.P./VICI Note Co., Inc., 3.75%, 2/15/27(1)	8,359	8,436,070
VICI Properties, L.P./VICI Note Co., Inc., 4.125%, 8/15/30(1)	8,359	8,469,757
VICI Properties, L.P./VICI Note Co., Inc., 4.25%, 12/1/26(1)	12,627	13,025,698
VICI Properties, L.P./VICI Note Co., Inc., 4.625%, 12/1/29(1)	12,027	12,678,743
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	5,847	5,218,009

		$176,429,083

Healthcare — 11.3%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	8,636	$9,132,570
Acadia Healthcare Co., Inc., 6.50%, 3/1/24	5,000	5,156,775
AdaptHealth, LLC, 6.125%, 8/1/28(1)	6,030	6,299,240
Avantor Funding, Inc., 4.625%, 7/15/28(1)	14,329	15,175,127
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	18,651	20,777,494
Bausch Health Americas, Inc., 9.25%, 4/1/26(1)	4,735	5,331,610
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	8,013	8,062,921
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)	15,985	16,342,584
Bausch Health Cos., Inc., 5.50%, 3/1/23(1)	1,403	1,408,114

Security	Principal Amount* (000’s omitted)		Value
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)		7,041	$7,313,557
Bausch Health Cos., Inc., 5.75%, 8/15/27(1)		2,927	3,183,669
Bausch Health Cos., Inc., 5.875%, 5/15/23(1)		350	350,273
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)		2,420	2,501,070
Bausch Health Cos., Inc., 6.25%, 2/15/29(1)		12,660	13,468,214
Bausch Health Cos., Inc., 7.00%, 3/15/24(1)		18,304	19,145,618
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)		3,834	4,175,954
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)		4,201	4,628,179
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)		16,210	17,931,502
Catalent Pharma Solutions, Inc., 2.375%, 3/1/28(2)	EUR	8,553	9,699,264
Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(1)		16,390	16,899,073
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)		4,854	5,173,442
Centene Corp., 3.375%, 2/15/30		31,545	33,556,151
Centene Corp., 4.25%, 12/15/27		7,680	8,177,779
Centene Corp., 4.625%, 12/15/29		14,039	15,675,316
Centene Corp., 4.75%, 1/15/25		18,525	19,220,984
Centene Corp., 5.25%, 4/1/25(1)		21,207	22,081,789
Centene Corp., 5.375%, 6/1/26(1)		18,665	19,983,869
Centene Corp., 5.375%, 8/15/26(1)		12,119	13,016,594
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)		3,726	3,946,542
Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)		3,595	3,807,662
Encompass Health Corp., 4.50%, 2/1/28		7,761	8,123,361
Encompass Health Corp., 4.75%, 2/1/30		18,501	19,579,793
Grifols S.A., 2.25%, 11/15/27(2)	EUR	14,415	16,907,585
HCA, Inc., 3.50%, 9/1/30		11,671	12,279,332
HCA, Inc., 5.00%, 3/15/24		4,635	5,225,512
HCA, Inc., 5.25%, 6/15/26		8,825	10,381,860
HCA, Inc., 5.375%, 9/1/26		11,055	12,685,060
HCA, Inc., 5.625%, 9/1/28		13,635	16,283,940
HCA, Inc., 5.875%, 2/15/26		13,250	15,523,038
HCA, Inc., 5.875%, 2/1/29		7,681	9,364,714
Hologic, Inc., 4.375%, 10/15/25(1)		5,535	5,685,414
IQVIA, Inc., 5.00%, 5/15/27(1)		9,248	9,888,447
Jaguar Holding Co. II/PPD Development, L.P., 4.625%, 6/15/25(1)		9,872	10,332,331
Jaguar Holding Co. II/PPD Development, L.P., 5.00%, 6/15/28(1)		8,714	9,291,303
LifePoint Health, Inc., 4.375%, 2/15/27(1)		10,611	10,870,015
LifePoint Health, Inc., 6.75%, 4/15/25(1)		5,625	6,075,000
Molina Healthcare, Inc., 4.375%, 6/15/28(1)		16,923	17,998,118
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)		44,030	45,240,825
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)		10,708	11,921,805
Team Health Holdings, Inc., 6.375%, 2/1/25(1)		4,194	2,453,490
Teleflex, Inc., 4.25%, 6/1/28(1)		1,959	2,101,028
Teleflex, Inc., 4.625%, 11/15/27		7,455	8,078,126
Teleflex, Inc., 4.875%, 6/1/26		3,585	3,777,013
Tenet Healthcare Corp., 4.625%, 9/1/24(1)		1,949	1,994,685
Tenet Healthcare Corp., 4.625%, 6/15/28(1)		3,274	3,450,861
Tenet Healthcare Corp., 4.875%, 1/1/26(1)		11,694	12,247,126
Tenet Healthcare Corp., 5.125%, 11/1/27(1)		11,694	12,458,788
Tenet Healthcare Corp., 8.125%, 4/1/22		19,000	20,496,250
Verscend Escrow Corp., 9.75%, 8/15/26(1)		3,316	3,681,141

			$656,018,897

Security	Principal Amount* (000’s omitted)		Value
Homebuilders & Real Estate — 3.2%
AT Securities B.V., 5.25% to 7/21/23(2)(4)(5)		6,250	$6,308,091
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 5.75%, 5/15/26(1)		11,701	9,702,820
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 4.875%, 2/15/30(1)		5,498	4,994,603
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.25%, 9/15/27(1)		3,353	3,360,762
ESH Hospitality, Inc., 4.625%, 10/1/27(1)		7,912	7,623,608
ESH Hospitality, Inc., 5.25%, 5/1/25(1)		9,878	10,104,749
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)		5,461	5,293,811
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)		23,719	24,015,488
HAT Holdings I, LLC/HAT Holdings II, LLC, 6.00%, 4/15/25(1)		12,725	13,711,188
M/I Homes, Inc., 4.95%, 2/1/28		12,706	13,095,121
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23		8,895	8,682,810
Service Properties Trust, 5.00%, 8/15/22		8,403	8,317,550
Service Properties Trust, 7.50%, 9/15/25		8,722	9,256,821
Shea Homes, L.P./Shea Homes Funding Corp., 4.75%, 2/15/28(1)		10,736	11,288,850
Taylor Morrison Communities, Inc., 5.125%, 8/1/30(1)		6,028	6,615,730
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)		7,927	8,927,942
Taylor Morrison Communities, Inc., 5.875%, 6/15/27(1)		5,898	6,530,737
TRI Pointe Group, Inc., 5.70%, 6/15/28		2,780	3,071,900
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24		1,569	1,696,646
Vivion Investments S.a.r.l., 3.00%, 8/8/24(2)	EUR	20,800	22,165,413
Vivion Investments S.a.r.l., 3.50%, 11/1/25(2)	EUR	1,300	1,375,829

			$186,140,469

Insurance — 2.2%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		24,170	$25,721,472
AmWINS Group, Inc., 7.75%, 7/1/26(1)		10,081	11,137,590
GTCR AP Finance, Inc., 8.00%, 5/15/27(1)		17,647	18,680,408
Hub International, Ltd., 7.00%, 5/1/26(1)		35,781	37,516,558
NFP Corp., 6.875%, 8/15/28(1)(6)		14,745	14,837,156
USI, Inc., 6.875%, 5/1/25(1)		18,000	18,506,070

			$126,399,254

Leisure — 1.2%
Carnival Corp., 11.50%, 4/1/23(1)		4,086	$4,452,616
Merlin Entertainments, Ltd., 5.75%, 6/15/26(1)		3,218	3,068,556
NCL Corp, Ltd., 3.625%, 12/15/24(1)		8,076	5,352,571
NCL Corp, Ltd., 10.25%, 2/1/26(1)		8,375	8,375,000
Powdr Corp., 6.00%, 8/1/25(1)		9,210	9,451,762
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		11,462	10,459,075
Viking Cruises, Ltd., 5.875%, 9/15/27(1)		31,152	20,540,850
Viking Cruises, Ltd., 6.25%, 5/15/25(1)		8,680	5,738,739

			$67,439,169

Security	Principal Amount* (000’s omitted)	Value
Metals & Mining — 3.1%
Arconic Corp., 6.125%, 2/15/28(1)	18,916	$20,222,623
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	24,527	24,680,294
Cleveland-Cliffs, Inc., 9.875%, 10/17/25(1)	3,633	3,973,594
Constellium SE, 5.875%, 2/15/26(1)	8,394	8,672,303
Eldorado Gold Corp., 9.50%, 6/1/24(1)	8,626	9,455,347
First Quantum Minerals, Ltd., 6.875%, 3/1/26(1)	5,459	5,485,285
First Quantum Minerals, Ltd., 7.25%, 4/1/23(1)	7,613	7,658,488
First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)	11,684	11,815,445
Freeport-McMoRan, Inc., 4.55%, 11/14/24	5,915	6,462,758
Freeport-McMoRan, Inc., 5.45%, 3/15/43	16,137	17,984,041
Hudbay Minerals, Inc., 7.25%, 1/15/23(1)	12,678	12,882,686
New Gold, Inc., 6.375%, 5/15/25(1)	10,774	11,190,361
New Gold, Inc., 7.50%, 7/15/27(1)	14,348	15,657,255
Novelis Corp., 4.75%, 1/30/30(1)	15,432	16,132,381
Novelis Corp., 5.875%, 9/30/26(1)	7,032	7,511,301

		$179,784,162

Paper — 0.6%
Boise Cascade Co., 4.875%, 7/1/30(1)	6,212	$6,615,780
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)	25,273	27,279,044

		$33,894,824

Railroad — 0.3%
Watco Cos., LLC/Watco Finance Corp., 6.50%, 6/15/27(1)	16,764	$17,979,390

		$17,979,390

Restaurant — 0.8%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 3.875%, 1/15/28(1)	4,829	$5,024,285
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.375%, 1/15/28(1)	7,702	8,024,098
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.00%, 10/15/25(1)	21,520	22,129,124
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.75%, 4/15/25(1)	2,861	3,065,447
IRB Holding Corp., 7.00%, 6/15/25(1)	5,836	6,357,592
Yum! Brands, Inc., 7.75%, 4/1/25(1)	2,329	2,618,669

		$47,219,215

Services — 2.9%
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)	9,946	$10,654,653
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 9.75%, 7/15/27(1)	6,398	7,122,638
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.25%, 3/15/25(1)	6,020	5,681,375
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	4,829	4,522,503
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 6.375%, 4/1/24(1)	2,005	1,922,083
Booz Allen Hamilton, Inc., 5.125%, 5/1/25(1)	4,995	5,125,594
frontdoor, inc., 6.75%, 8/15/26(1)	9,290	10,054,660
Garda World Security Corp., 9.50%, 11/1/27(1)	7,404	8,082,873
Gartner, Inc., 4.50%, 7/1/28(1)	8,049	8,461,511
Gartner, Inc., 5.125%, 4/1/25(1)	3,520	3,648,110

Security	Principal Amount* (000’s omitted)	Value
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	12,762	$12,442,950
IAA, Inc., 5.50%, 6/15/27(1)	3,507	3,745,914
IHS Markit, Ltd., 5.00%, 11/1/22(1)	4,300	4,634,267
Iron Mountain, Inc., 5.25%, 7/15/30(1)	10,324	10,846,653
Iron Mountain, Inc., 5.625%, 7/15/32(1)	7,020	7,547,307
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	5,969	6,006,306
Korn Ferry, 4.625%, 12/15/27(1)	2,707	2,790,917
Picasso Finance Sub, Inc., 6.125%, 6/15/25(1)	3,959	4,212,178
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	979	996,622
Sabre GLBL, Inc., 5.375%, 4/15/23(1)	4,325	4,255,173
Sabre GLBL, Inc., 9.25%, 4/15/25(1)	8,938	9,859,731
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	19,140	20,667,564
TMS International Holding Corp., 7.25%, 8/15/25(1)	3,930	3,281,550
United Rentals North America, Inc., 3.875%, 2/15/31(6)	6,070	6,070,000
Univar Solutions USA, Inc., 5.125%, 12/1/27(1)	7,929	8,398,318

		$171,031,450

Steel — 0.9%
Allegheny Ludlum, LLC, 6.95%, 12/15/25	6,940	$6,722,397
Allegheny Technologies, Inc., 5.875%, 12/1/27	7,576	7,211,405
Allegheny Technologies, Inc., 7.875%, 8/15/23	8,830	9,319,844
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)	18,189	17,188,605
Joseph T. Ryerson & Son, Inc., 8.50%, 8/1/28(1)	10,340	11,089,650

		$51,531,901

Super Retail — 1.1%
Asbury Automotive Group, Inc., 4.50%, 3/1/28(1)	1,024	$1,053,179
Asbury Automotive Group, Inc., 4.75%, 3/1/30(1)	1,433	1,472,407
Burlington Coat Factory Warehouse Corp., 6.25%, 4/15/25(1)	11,651	12,488,416
L Brands, Inc., 6.75%, 7/1/36	1,767	1,711,074
L Brands, Inc., 6.875%, 7/1/25(1)	3,969	4,280,527
L Brands, Inc., 6.875%, 11/1/35	10,106	9,705,044
L Brands, Inc., 7.60%, 7/15/37	1,923	1,642,809
L Brands, Inc., 9.375%, 7/1/25(1)	2,779	3,102,059
Lithia Motors, Inc., 4.625%, 12/15/27(1)	3,872	4,124,842
PVH Corp., 7.75%, 11/15/23	13,090	14,511,994
Sonic Automotive, Inc., 6.125%, 3/15/27	3,026	3,142,682
William Carter Co. (The), 5.50%, 5/15/25(1)	2,782	2,965,459
William Carter Co. (The), 5.625%, 3/15/27(1)	5,782	6,174,627

		$66,375,119

Technology — 4.0%
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	8,162	$7,575,356
BY Crown Parent, LLC/BY Bond Finance, Inc., 4.25%, 1/31/26(1)	3,400	3,537,020
CDK Global, Inc., 5.25%, 5/15/29(1)	8,876	9,728,007
Dell International, LLC/EMC Corp., 5.85%, 7/15/25(1)	3,887	4,535,006
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	6,040	6,055,100
Dell International, LLC/EMC Corp., 6.02%, 6/15/26(1)	20,410	23,945,018
Dell International, LLC/EMC Corp., 6.10%, 7/15/27(1)	7,814	9,250,006
Dell International, LLC/EMC Corp., 6.20%, 7/15/30(1)	3,906	4,765,754
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)	22,620	23,506,930
EIG Investors Corp., 10.875%, 2/1/24	19,705	20,220,187
Entegris, Inc., 4.375%, 4/15/28(1)	8,130	8,605,280

Security	Principal Amount* (000’s omitted)		Value
Entegris, Inc., 4.625%, 2/10/26(1)		5,107	$5,312,250
Expedia Group, Inc., 6.25%, 5/1/25(1)		4,112	4,502,197
Expedia Group, Inc., 7.00%, 5/1/25(1)		2,055	2,227,386
Go Daddy Operating Co., LLC/GD Finance Co., Inc., 5.25%, 12/1/27(1)		11,559	12,351,543
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)		13,740	14,343,186
Open Text Corp., 3.875%, 2/15/28(1)		7,623	7,976,783
Open Text Holdings, Inc., 4.125%, 2/15/30(1)		6,669	7,015,388
Presidio Holdings, Inc., 4.875%, 2/1/27(1)		2,659	2,716,754
Presidio Holdings, Inc., 8.25%, 2/1/28(1)		7,566	7,892,284
PTC, Inc., 3.625%, 2/15/25(1)		3,794	3,942,990
PTC, Inc., 4.00%, 2/15/28(1)		3,812	4,013,464
Qorvo, Inc., 4.375%, 10/15/29(1)		11,443	12,338,758
Riverbed Technology, Inc., 8.875%, 3/1/23(1)		13,907	8,587,573
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)		16,036	16,916,617
SS&C Technologies, Inc., 5.50%, 9/30/27(1)		3,828	4,119,885

			$235,980,722

Telecommunications — 7.6%
Altice Financing S.A., 2.25%, 1/15/25(2)	EUR	13,160	$14,893,523
Altice Financing S.A., 7.50%, 5/15/26(1)		8,407	9,050,136
Altice Finco S.A., 4.75%, 1/15/28(2)	EUR	9,335	10,265,848
Altice France Holding S.A., 4.00%, 2/15/28(2)	EUR	8,321	9,069,332
Altice France Holding S.A., 6.00%, 2/15/28(1)		6,436	6,440,151
Altice France Holding S.A., 10.50%, 5/15/27(1)		11,966	13,738,464
Altice France S.A., 3.375%, 1/15/28(2)	EUR	6,500	7,515,643
Altice France S.A., 5.50%, 1/15/28(1)		6,163	6,513,521
Altice France S.A., 7.375%, 5/1/26(1)		14,192	15,152,798
Altice France S.A., 8.125%, 2/1/27(1)		23,848	26,682,454
CenturyLink, Inc., 6.75%, 12/1/23		6,738	7,487,603
CenturyLink, Inc., 7.50%, 4/1/24		1,275	1,445,531
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		19,559	20,086,115
Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 8.75%, 5/25/24(1)		6,425	6,496,960
DKT Finance ApS, 9.375%, 6/17/23(1)		3,722	3,763,873
Frontier California, Inc., 6.75%, 5/15/27(8)		2,855	2,668,540
Hughes Satellite Systems Corp., 5.25%, 8/1/26		6,555	7,219,939
Hughes Satellite Systems Corp., 6.625%, 8/1/26		3,275	3,655,097
Intelsat Jackson Holdings S.A., 5.50%, 8/1/23(8)		6,875	4,322,828
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(1)(8)		8,090	8,275,342
Intelsat Jackson Holdings S.A., 8.50%, 10/15/24(1)(8)		8,704	5,766,400
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)		5,851	6,329,319
Level 3 Financing, Inc., 4.25%, 7/1/28(1)		20,356	21,241,486
Level 3 Financing, Inc., 5.25%, 3/15/26		8,495	8,883,391
Level 3 Financing, Inc., 5.375%, 1/15/24		8,975	9,161,366
SBA Communications Corp., 4.00%, 10/1/22		7,385	7,501,425
SBA Communications Corp., 4.875%, 9/1/24		3,320	3,415,450
Sprint Capital Corp., 6.875%, 11/15/28		12,053	15,662,271
Sprint Communications, Inc., 6.00%, 11/15/22		2,445	2,640,600

Security	Principal Amount* (000’s omitted)	Value
Sprint Communications, Inc., 7.00%, 8/15/20	4,317	$4,330,555
Sprint Communications, Inc., 9.25%, 4/15/22	1,290	1,436,434
Sprint Corp., 7.125%, 6/15/24	7,445	8,695,090
Sprint Corp., 7.25%, 9/15/21	6,650	7,040,688
Sprint Corp., 7.625%, 2/15/25	14,960	18,198,017
Sprint Corp., 7.625%, 3/1/26	6,584	8,239,843
Sprint Corp., 7.875%, 9/15/23	42,779	49,730,587
T-Mobile USA, Inc., 4.50%, 2/1/26	6,770	6,985,794
T-Mobile USA, Inc., 4.75%, 2/1/28	7,115	7,718,708
T-Mobile USA, Inc., 6.375%, 3/1/25	4,120	4,233,465
T-Mobile USA, Inc., 6.50%, 1/15/26	26,120	27,567,048
Telecom Italia Capital S.A., 6.00%, 9/30/34	4,985	6,068,365
Telecom Italia SpA, 5.303%, 5/30/24(1)	9,431	10,553,336
ViaSat, Inc., 5.625%, 4/15/27(1)	8,549	9,079,166
Zayo Group Holdings, Inc., 6.125%, 3/1/28(1)	8,053	8,318,507

		$443,541,009

Transport Excluding Air & Rail — 0.4%
XPO Logistics, Inc., 6.125%, 9/1/23(1)	4,378	$4,475,608
XPO Logistics, Inc., 6.25%, 5/1/25(1)	9,083	9,849,378
XPO Logistics, Inc., 6.50%, 6/15/22(1)	11,486	11,540,271

		$25,865,257

Utility — 3.5%
AES Corp. (The), 5.125%, 9/1/27	2,939	$3,189,947
AES Corp. (The), 5.50%, 4/15/25	2,379	2,457,781
AES Corp. (The), 6.00%, 5/15/26	20,135	21,339,375
Calpine Corp., 4.50%, 2/15/28(1)	8,179	8,458,558
Calpine Corp., 4.625%, 2/1/29(1)(6)	6,095	6,171,066
Calpine Corp., 5.00%, 2/1/31(1)(6)	8,130	8,352,599
Calpine Corp., 5.125%, 3/15/28(1)	11,510	11,972,299
Calpine Corp., 5.25%, 6/1/26(1)	7,245	7,555,847
Calpine Corp., 5.50%, 2/1/24	1,875	1,908,563
Calpine Corp., 5.75%, 1/15/25	21,322	21,993,643
Clearway Energy Operating, LLC, 4.75%, 3/15/28(1)	3,915	4,187,836
Drax Finco PLC, 6.625%, 11/1/25(1)	10,877	11,367,607
Ferrellgas, L.P./Ferrellgas Finance Corp., 10.00%, 4/15/25(1)	14,396	15,880,587
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	4,750	5,064,688
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)	6,122	6,672,980
NRG Energy, Inc., 5.25%, 6/15/29(1)	4,920	5,451,286
NRG Energy, Inc., 5.75%, 1/15/28	8,150	8,976,695
NRG Energy, Inc., 7.25%, 5/15/26	12,781	13,814,024
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	6,035	6,412,188
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	4,625	4,859,950
TerraForm Power Operating, LLC, 4.75%, 1/15/30(1)	5,000	5,436,550
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	10,822	11,956,308
Vistra Operations Co., LLC, 4.30%, 7/15/29(1)	1,473	1,591,511
Vistra Operations Co., LLC, 5.00%, 7/31/27(1)	9,285	9,921,022

		$204,992,910

Total Corporate Bonds & Notes (identified cost $4,972,798,146)		$5,086,863,903

Senior Floating-Rate Loans — 5.7%(10)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace — 0.1%
TransDigm, Inc., Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing 5/30/25	$5,234	$4,907,984

		$4,907,984

Building Materials — 0.1%
Hillman Group, Inc. (The), Term Loan, 5.07%, (6 mo. USD LIBOR + 4.00%), Maturing 5/31/25	$4,726	$4,540,829

		$4,540,829

Capital Goods — 0.1%
Welbilt, Inc., Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing 10/23/25	$6,466	$5,689,936

		$5,689,936

Diversified Media — 0.1%
Nielsen Finance, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing 6/4/25	$3,471	$3,486,487

		$3,486,487

Food, Beverage & Tobacco — 0.6%
BellRing Brands, LLC, Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing 10/21/24	$25,010	$25,134,623
HLF Financing S.a.r.l., Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing 8/18/25	11,672	11,536,412

		$36,671,035

Gaming — 1.0%
Golden Nugget, Inc., Term Loan, 13.00%, (3 mo. USD LIBOR + 12.00%, Floor 1.00%), Maturing 10/4/23	$1,663	$1,887,505
Lago Resort & Casino, LLC, Term Loan, 10.57%, (6 mo. USD LIBOR + 9.50%), Maturing 3/7/22	10,756	9,411,814
Peninsula Pacific Entertainment, LLC, Term Loan, 7.56%, (3 mo. USD LIBOR + 7.25%), Maturing 11/13/24	8,921	7,939,372
Playtika Holding Corp., Term Loan, 7.07%, (6 mo. USD LIBOR + 6.00%), Maturing 12/10/24	23,927	24,186,318
Spectacle Gary Holdings, LLC, Term Loan, 11.00%, Maturing 12/23/25(11)	494	462,859
Spectacle Gary Holdings, LLC, Term Loan, 11.00%, (3 mo. USD LIBOR + 9.00%, Floor 2.00%), Maturing 12/23/25	6,813	6,387,454
Stars Group Holdings B.V. (The), Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing 7/10/25	6,754	6,761,612

		$57,036,934

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Healthcare — 0.5%
Elanco Animal Health, Inc., Term Loan, Maturing 8/1/27(12)	$9,708	$9,707,774
Envision Healthcare Corporation, Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing 10/10/25	10,044	6,729,664
MPH Acquisition Holdings, LLC, Term Loan, Maturing 6/7/23(12)	5,000	4,932,590
RegionalCare Hospital Partners Holdings, Inc., Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing 11/17/25	9,388	9,183,692

		$30,553,720

Insurance — 1.3%
AssuredPartners Capital, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing 2/12/27	$998	$984,564
Asurion, LLC, Term Loan - Second Lien, 6.66%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	62,496	63,101,811
Sedgwick Claims Management Services, Inc., Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing 12/31/25	11,545	11,052,448

		$75,138,823

Metals & Mining — 0.1%
GrafTech Finance, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing 2/12/25	$8,396	$8,196,891

		$8,196,891

Restaurant — 0.3%
IRB Holding Corp., Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing 2/5/25	$14,962	$14,074,713

		$14,074,713

Services — 0.2%
AlixPartners, LLP, Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing 4/4/24	$13,176	$12,919,097

		$12,919,097

Steel — 0.1%
Big River Steel, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing 8/23/23	$8,393	$7,983,532

		$7,983,532

Super Retail — 0.4%
PetSmart, Inc., Term Loan, 5.00%, (6 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing 3/11/22	$24,566	$24,525,760

		$24,525,760

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Technology — 0.6%
EIG Investors Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing 2/9/23	$17,947	$17,823,146
Presidio, Inc., Term Loan, 3.77%, (3 mo. USD LIBOR + 3.50%), Maturing 1/22/27	3,000	2,940,000
SS&C Technologies, Inc., Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing 4/16/25	14,201	13,828,077

		$34,591,223

Telecommunications — 0.2%
Intelsat Jackson Holdings S.A., DIP Loan, 5.05%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing 7/13/22(11)	$5,643	$5,746,420
Intelsat Jackson Holdings S.A., Term Loan, 8.63%, Maturing 1/2/24(13)	5,420	5,497,913

		$11,244,333

Total Senior Floating-Rate Loans (identified cost $335,595,274)		$331,561,297

Convertible Bonds — 0.2%

Security	Principal Amount (000’s omitted)	Value
Air Transportation — 0.2%
Air Transport Services Group, Inc., 1.125%, 10/15/24	$7,485	$7,566,807

		$7,566,807

Leisure — 0.0%(9)
Royal Caribbean Cruises, Ltd., 4.25%, 6/15/23(1)	$1,533	$1,461,492

		$1,461,492

Total Convertible Bonds (identified cost $8,222,501)		$9,028,299

Common Stocks — 0.3%

Security	Shares	Value
Broadcasting — 0.0%(9)
iHeartMedia, Inc., Class A(14)(15)	177,636	$1,485,037

		$1,485,037

Consumer Products — 0.0%(9)
HF Holdings, Inc.(14)(16)(17)	3,400	$17,646

		$17,646

Security	Shares	Value
Diversified Media — 0.0%(9)
Clear Channel Outdoor Holdings, Inc.(14)(15)	139,418	$127,776

		$127,776

Energy — 0.2%
Ascent CNR Corp., Class A(14)(16)(17)	32,029,863	$7,911,376
Nine Point Energy Holdings, Inc.(14)(16)(17)	157,059	0

		$7,911,376

Environmental — 0.1%
GFL Environmental, Inc.	300,300	$6,486,480

		$6,486,480

Gaming — 0.0%
New Cotai Participation Corp., Class B(14)(16)(17)	36	$0

		$0

Total Common Stocks (identified cost $15,084,258)		$16,028,315

Convertible Preferred Stocks — 0.3%

Security	Shares	Value
Energy — 0.0%
Nine Point Energy Holdings, Inc., Series A, 12.00%(7)(14)(16)(17)	2,928	$0

Environmental — 0.2%
GFL Environmental, Inc., 6.00%	190,066	$10,516,352

Healthcare — 0.1%
Becton Dickinson and Co., Series B, 6.00%	136,000	$8,200,800

		$8,200,800

Total Convertible Preferred Stocks (identified cost $19,930,716)		$18,717,152

Exchange-Traded Funds — 2.5%

Security	Shares	Value
SPDR Bloomberg Barclays High Yield Bond ETF	1,360,000	$144,296,000

Total Exchange-Traded Funds (identified cost $138,385,537)		$144,296,000

Preferred Stocks — 0.1%

Security	Shares	Value
Building Materials — 0.1%
WESCO International, Inc., Series A, 10.625% to 6/22/25(4)	208,000	$5,640,960

Total Preferred Stocks (identified cost $5,542,722)		$5,640,960

Miscellaneous — 0.2%

Security	Shares	Value
Cable & Satellite TV — 0.0%
ACC Claims Holdings, LLC(17)	11,599,560	$0

		$0

Gaming — 0.2%
PGP Investors, LLC, Membership Interests(14)(16)(17)	45,488	$14,132,035

		$14,132,035

Total Miscellaneous (identified cost $3,629,010)		$14,132,035

Short-Term Investments — 2.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(18)	168,658,513	$168,641,647

Total Short-Term Investments (identified cost $168,652,211)		$168,641,647

Total Investments — 99.4% (identified cost $5,667,840,375)		$5,794,909,608

Less Unfunded Loan Commitments — (0.1)%		$(3,315,200)

Net Investments — 99.3% (identified cost $5,664,525,175)		$5,791,594,408

Other Assets, Less Liabilities — 0.7%		$40,204,290

Net Assets — 100.0%		$5,831,798,698

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2020, the aggregate value of these securities is $3,349,240,920 or 57.4% of the Fund’s net assets.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities is $176,416,567 or 3.0% of the Fund’s net assets.

(3)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2020.

(4)	Security converts to variable rate after the indicated fixed-rate coupon period.

(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(6)	When-issued security.

(7)	Represents a payment-in-kind security which may pay interest/dividends in additional principal/shares at the issuer’s discretion.

(8)	Issuer is in default with respect to interest and/or principal payments.

(9)	Amount is less than 0.05%.

(10)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(11)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At July 31, 2020, the total value of unfunded loan commitments is $3,336,069.

(12)	This Senior Loan will settle after July 31, 2020, at which time the interest rate will be determined.

(13)	Fixed-rate loan.

(14)	Non-income producing security.

(15)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(16)	Restricted security.

(17)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(18)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2020.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	53,835,966	EUR	45,637,855	Bank of America, N.A.	10/30/20	$—	$(21,370)
USD	26,908,152	EUR	22,818,928	Citibank, N.A.	10/30/20	—	(20,516)
USD	30,120,749	EUR	25,542,207	Goldman Sachs International	10/30/20	—	(21,666)
USD	53,818,719	EUR	45,637,855	State Street Bank and Trust Company	10/30/20	—	(38,617)
USD	7,718,618	GBP	5,948,000	Bank of America, N.A.	10/30/20	—	(70,773)
USD	7,495,084	GBP	5,775,288	Citibank, N.A.	10/30/20	—	(68,127)

						$—	$(241,069)

Abbreviations:

DIP	-	Debtor In Possession
LIBOR	-	London Interbank Offered Rate
PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro
GBP	-	British Pound Sterling
USD	-	United States Dollar

Restricted Securities

At July 31, 2020, the Fund owned the following securities (representing 0.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	32,029,863	$0	$7,911,376
HF Holdings, Inc.	10/27/09	3,400	182,613	17,646
New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	0
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	157,059	7,228,624	0

Total Common Stocks			$8,522,737	$7,929,022

Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	2,928	$2,928,000	$0

Total Convertible Preferred Stocks			$2,928,000	$0

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18	45,488	$3,629,010	$14,132,035

Total Miscellaneous			$3,629,010	$14,132,035

Total Restricted Securities			$15,079,747	$22,061,057

At July 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

At July 31, 2020, the value of the Fund’s investment in affiliated funds was $168,641,647, which represents 2.9% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended July 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$—	$551,569,482	$(382,903,864)	$(13,406)	$(10,565)	$168,641,647	$83,011	168,658,513

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$5,086,863,903	$—	$5,086,863,903
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	328,246,097	—	328,246,097
Convertible Bonds	—	9,028,299	—	9,028,299
Common Stocks	8,099,293	—	7,929,022	16,028,315
Convertible Preferred Stocks	18,717,152	—	0	18,717,152
Exchange-Traded Funds	144,296,000	—	—	144,296,000
Preferred Stocks	5,640,960	—	—	5,640,960
Miscellaneous	—	—	14,132,035	14,132,035
Short-Term Investments	—	168,641,647	—	168,641,647
Total Investments	$176,753,405	$5,592,779,946	$22,061,057	$5,791,594,408

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(241,069)	$—	$(241,069)
Total	$—	$(241,069)	$—	$(241,069)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2020 is not presented.

Prior to the close of business on June 12, 2020, the Fund invested all of its investable assets in interests in Boston Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. As of the close of business on June 12, 2020, the Fund received its pro-rata share of net assets from the Portfolio as part of a complete liquidation of the Portfolio. As of June 15, 2020, the next business day, the Fund invests directly in securities.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.